Discontinued Operations and Assets Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Discontinued Operations and Assets Held for Sale [Abstract]
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

NOTE 4 — DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

Assets Held For Sale

Wealth Management

On October 31, 2024, the Company signed a definitive agreement to sell a portion of the Company’s (W-2) Wealth Management business to Stifel for estimated net consideration based on the number of advisors that join Stifel at closing, among other things. Upon closing the transaction on April 4, 2025, the sale was completed for net cash consideration of $26,037, representing 36 financial advisors whose managed accounts represent approximately $4.0 billion, or 23.6%, of total assets under management (“AUM”) as of the close of the transaction. A gain of $5,372 was recognized on April 4, 2025 in connection with the completion of the sale and is included in the “Gain on sale and deconsolidation of businesses” line item in the accompanying unaudited condensed consolidated statements of operations for the nine months ended September 30, 2025.

Atlantic Coast Recycling

On March 3, 2025, the Company, BRFH, B. Riley Environmental Holdings, LLC and other indirect subsidiaries of the Company which included the Atlantic Companies, entered into the MIPA, whereby the Interests owned by BRFH and the minority holders were sold to a third party in accordance with the terms of the MIPA on March 3, 2025. The Interests were sold to the third party on March 3, 2025 for a purchase price of $102,478, subject to certain adjustments and a holdback amount pending receipt of a certain third party consent, resulting in cash proceeds of $68,638 to the Company after adjustments for amounts allocated to non-controlling interests, repayment of contingent consideration, transaction costs and other items directly attributable to the closing of the transaction. Of the $68,638 of cash proceeds received by the Company, approximately $22,610 was used to pay interest, fees, and principal on the Credit Facility entered into with Oaktree on February 26, 2025 as further discussed in Note 11 — Term Loans and Revolving Credit Facility. A gain of $52,430 was recognized during the nine months ended September 30, 2025 from this sale, which is included in “Gain on sale and deconsolidation of businesses” line item on the accompanying unaudited condensed consolidated statements of operations.

The Company determined that the assets and liabilities associated with the Wealth Management Transaction and Atlantic Coast Recycling transactions met the criteria under ASC 360, Impairment and Disposal of Long-Lived Assets to be classified as held for sale as of December 31, 2024. The assets and liabilities for both transactions were properly presented in the unaudited condensed consolidated balance sheets. Operating results from the disposal groups comprising the Wealth Management business and Atlantic Coast Recycling contributed to the operating incomes of the Wealth Management and All Other segment categories, respectively, for the nine months ended September 30, 2025.

Assets and liabilities held for sale consist of the following:

	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Assets Held for Sale
Cash and cash equivalents	$—	$1,324	$1,324
Accounts receivable, net of allowance of $18	—	3,698	3,698
Prepaid expenses and other assets	3,704	2,427	6,131
Operating lease right-of-use assets	512	21,127	21,639
Property and equipment, net	71	22,799	22,870
Goodwill	13,861	3,280	17,141
Other intangible assets, net	2,678	9,242	11,920
Total assets held for sale	$20,826	$63,897	$84,723
	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Liabilities Held for Sale
Accounts payable	$—	$1,410	$1,410
Accrued expenses and other liabilities	—	13,290	13,290
Operating lease liabilities	525	24,371	24,896
Notes payable	—	1,909	1,909
Total liabilities held for sale	$525	$40,980	$41,505

Discontinued Operations

The Company presents a disposition of a component, being an operating or reportable segment, business unit, subsidiary or asset group, that represents a strategic shift that has or will have a major effect on the Company’s operations and financial results as discontinued operations when the components meet the criteria to be classified as held for sale. The following operations have been presented as discontinued operations.

Brands Transaction

On October 25, 2024, the Company completed a transaction whereby the Company contributed and transferred its controlling equity interest in the assets and intellectual properties related to the licenses of Catherine Malandrino, English Laundry, Joan Vass, Kensie Girl, Limited Too and Nanette Lepore (“Six Brands”), which were previously consolidated in the Company’s financial statements, and the noncontrolling equity interests the Company owned in the assets and intellectual properties of Hurley, Justice, and Scotch & Soda (collectively with Six Brands, the “Brands Interests”), which the Company had elected to account for the equity investments under the fair value option, into a securitization financing vehicle in exchange for $189,300 in net proceeds. The Company accounted for this transfer of financial assets as a sale. During the year ended December 31, 2024, upon deconsolidation of the Six Brands, the Company recognized a loss on disposal of discontinued operations of $(40,782) and the Company recognized a write-down in the fair value of the equity investments in Hurley, Justice, and Scotch & Soda of $(87,810) that was reported in realized and unrealized (losses) gains on investments in discontinued operations. In addition, the Company’s ownership interest in the Brand Interests will be reported as a non-controlling equity investment that is estimated to have a nominal value as a result of the liquidation preferences and notes that were issued as part of the secured financing.

Additionally, in connection with the Brands Interests contribution and transfer noted above, the Company entered into a membership interest purchase agreement dated October 25, 2024, whereby the Company’s subsidiary bebe sold its limited liability company equity interests in BB Brand Holdings and BKST Brand Management (the “bebe Brands”), which the Company had elected to account for the equity investments in the bebe Brands under the fair value option for $46,624 in net cash proceeds. During the year ended December 31, 2024, the Company recognized a write-down in fair value of equity investment in the bebe Brands of $21,386 that was reported in realized and unrealized (losses) gains on investments in discontinued operations. Upon closing of the bebe Brands sale, proceeds of $22,188 was used to pay off the then outstanding balance of the bebe Credit Agreement in full (see Note 11 — Term Loans and Revolving Credit Facility) and $224 of loan-related pay off expenses. Collectively, the bebe Brands sale and the contribution and transfer of Brands Interest comprise the Brands Transaction.

The Brands Interests and bebe Brands were historically reported within All Other category — generating operating revenues from the Company’s majority owned subsidiary that licenses the trademarks and intellectual properties from Six Brands. The bebe Brands equity investments also generated other income from dividends the Company received from the equity ownership of investments that range from 10% to 50% in companies that license the trademark and intellectual property of bebe and Brookstone brands (equity ownership of bebe stores, inc., our majority owned subsidiary).

The Company analyzed the quantitative and qualitative factors relevant to the divestiture of the brand assets, including the fair value adjustments and dividends received from the brand assets significance to the overall net income and earnings per share, and determined that those conditions for discontinued operations presentation had been met. As such, the financial position, results of operations and cash flows of that business are reported as discontinued operations in the accompanying unaudited condensed consolidated financial statements. Prior period amounts have been adjusted to reflect discontinued operations presentation. The Company has no significant continuing involvement with operations and management of the Brands Interests and bebe Brands post-disposition.

Great American Group

On October 13, 2024, the Company entered into an equity purchase agreement, (the “Equity Purchase Agreement”), to sell a 52.6% ownership stake in the Appraisal and Valuation Services, Real Estate, and Retail, Wholesale & Industrial Solutions businesses (collectively, the “Great American Group”) to Oaktree. Subject to the terms and conditions set forth in the Equity Purchase Agreement, the Company conducted an internal reorganization and contributed all of the interests in the “Great American Group”, to Great American Holdings, LLC, a newly formed holding company (“Great American NewCo”). At the closing on November 15, 2024, (i) Oaktree received (a) all of the outstanding class A preferred limited liability units of Great American NewCo (which will have a 7.5% cash coupon and a 7.5% payment-in-kind coupon) (the “Class A Preferred Units”) and (b) common limited liability units of Great American NewCo (the “Common Units”) representing 52.6% of the issued and outstanding common limited liability units in Great American NewCo for a purchase price of approximately $203,000 (with an initial liquidation preference of approximately $203,000). The Company retains (a) 93.2% of the issued and outstanding class B preferred limited liability company units of Great American NewCo (which will have a 2.3% payment-in-kind coupon and an initial aggregate liquidation preference of approximately $183,000) (the “Class B Preferred Units”) and (b) 44.2% of the issued and outstanding Common Units. The remaining 6.8% of issued and outstanding Class B Preferred Units and 3.2% of issued and outstanding Common Units will be held by certain minority investors. The Company accounts for its non-controlling equity interest in Great American NewCo using the equity method of accounting (refer to Note 2(m) — Equity Method Investment) with its carrying value included in the “Prepaid expenses and other assets” line item in the consolidated balance sheets (refer to Note 8 — Prepaid Expenses and Other Assets).

The Great American Group, which was historically reported within the Auction and Liquidation segment — providing auction and liquidation services to help clients dispose of assets that include multi-location retail inventory, wholesale inventory, trade fixtures, machinery and equipment, intellectual property, and real property — and within the Financial Consulting segment — offering bankruptcy, financial advisory, forensic accounting, real estate consulting, and valuation and appraisal services — were divested. The Company recorded a net gain of $258,286 to the “Income from discontinued operations, net of taxes” line item in the consolidated statements of operations during the fourth quarter of fiscal year 2024. The net after-tax proceeds from this transaction were used to repay certain debt obligations and focus on the core operating subsidiaries.

The Company analyzed the quantitative and qualitative factors relevant to the sale of the Great American Group, including the significance of the operating income generated from the appraisal, real estate consulting and auction and liquidation operations to the overall net income (loss), net (loss) income per share, and net assets, and determined that those conditions for discontinued operations presentation had been met. As such, results of operations and cash flows of that business are reported as discontinued operations in the accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2024.

Continuing Involvement

In addition to retaining an equity interest accounted for under the equity method of accounting, at the closing of the transaction, the Company entered into a Transition Services Agreement, pursuant to which the Company will provide certain transition services to Great American NewCo relating to the Great American Group for a period of up to one year from the closing. Additionally, the Company entered into a credit agreement, pursuant to which an affiliate of the Company, as lender, will provide to Great American NewCo, as borrower, a first lien secured revolving credit facility of up to $40,000 for general corporate purposes, subject to the terms and conditions set forth therein, which had an outstanding balance of $1,698 at closing. The Company also entered into promissory notes which totaled $15,332 related to capital requirements for certain retail liquidation engagements that were ongoing as of closing.

GlassRatner and Farber

On June 27, 2025, the Company signed an equity purchase agreement to sell all of the membership interests of GlassRatner and Farber from the Company’s Financial Consulting reportable segment. The aggregate cash consideration paid by the buyers for the interests of GlassRatner and shares of Farber was $117,800, which is based on a target closing working capital amount that is subject to adjustment within 180 days following the sale date. In connection with the sale, the Company entered into a transition services agreement with the buyer to provide certain services.

The major classes of assets and liabilities included in discontinued operations were as follows:

	GlassRatner & Farber
	September 30, 2025	December 31, 2024

Assets:
Cash and cash equivalents	$—	$8,025
Accounts receivable, net	—	19,704
Prepaid expenses and other assets	2,221	9,222
Operating lease right-of-use assets	—	2,258
Property and equipment, net	—	275
Goodwill	—	30,450
Other intangible assets, net	—	439
Total assets	$2,221	$70,373

Liabilities:
Accounts payable	$—	$1,326
Accrued expenses and other liabilities	830	14,359
Deferred revenue	—	5
Contingent consideration	—	3,092
Operating lease liabilities	—	2,539
Total liabilities	$830	$21,321

Loss from discontinued operations during the three months ended September 30, 2025 is comprised of interest expense allocated to discontinued operations of $1,866 related to debt that was required to be paid as a result of the sale of GlassRatner. This interest expense during the three months ended September 30, 2025 is due to an immaterial correction for an out of period adjustment between the three months ended June 30, 2025 and September 30, 2025. Revenues, expenses and income from discontinued operations for the nine months ended September 30, 2025 were as follows (in thousands):

GlassRatner & Farber Nine Months Ended September 30, 2025
Revenues:
Services and fees	$40,575
Operating expenses:
Selling, general and administrative expenses	34,205
Operating income	6,370
Other income (expense):
Interest income	7
Gain on disposal of discontinued operations	66,795
Interest expense	(1,866)
Income from discontinued operations before income taxes	71,306
Provision for income taxes	(465)
Income from discontinued operations, net of income taxes	$70,841

Revenues, expenses and income (loss) from discontinued operations for the three and nine months ended September 30, 2024 were as follows (in thousands):

	Three Months Ended September 30, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$4,136	$33,605	$23,941	$61,682
Sale of goods	—	6,893	—	6,893
Total revenues	4,136	40,498	23,941	68,575
Operating expenses:
Direct cost of services	—	13,732	—	13,732
Cost of goods sold	—	6,558	—	6,558
Selling, general and administrative	950	13,288	17,630	31,868
Total operating expenses	950	33,578	17,630	52,158
Operating income	3,186	6,920	6,311	16,417
Other income (expense):
Interest income	—	2	6	8
Dividend income	8,899	—	—	8,899
Realized and unrealized losses on investments	(113,234)	—	—	(113,234)
Loss on sale and deconsolidation of businesses	(39,500)	—	—	(39,500)
Interest expense	(690)	(8,841)	—	(9,531)
(Loss) income from discontinued operations before income taxes	(141,339)	(1,919)	6,317	(136,941)
Benefit from (provision for) income	65	1	(112)	(46)
(Loss) income from discontinued operations, net of income taxes	$(141,274)	$(1,918)	$6,205	$(136,987)
	Nine Months Ended September 30, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$13,675	$66,962	$69,383	$150,020
Sale of goods	—	17,477	—	17,477
Total revenues	13,675	84,439	69,383	167,497
Operating expenses:
Direct cost of services	—	18,060	—	18,060
Cost of goods sold	—	14,306	—	14,306
Selling, general and administrative expenses	2,832	37,520	53,568	93,920
Total operating expenses	2,832	69,886	53,568	126,286
Operating income	10,843	14,553	15,815	41,211
Other income (expense):
Interest income	—	4	17	21
Dividend income	26,459	—	—	26,459
Realized and unrealized losses on investments	(108,304)	—	—	(108,304)
Loss on extinguishment of debt	—	—	(163)	(163)
Loss on sale and deconsolidation of businesses	(39,500)	—	—	(39,500)
Interest expense	(2,102)	(25,781)	—	(27,883)
(Loss) income from discontinued operations before income taxes	(112,604)	(11,224)	15,669	(108,159)
(Provision for) benefit from income	—	1	(112)	(111)
(Loss) income from discontinued operations, net of income taxes	$(112,604)	$(11,223)	$15,557	$(108,270)

Interest expense for discontinued operations is based upon the amount of debt that was required to be repaid as a result of the Brands Transaction, Great American Group transaction, and GlassRatner and Farber transaction described above and amount to $690, $8,841, and zero for the three months ended September 30, 2024, respectively, and $2,102, $25,781, and zero for the nine months ended September 30, 2024, respectively.

Cash flows from discontinued operations were as follows:

	Nine Months Ended September 30,
	2025	2024
Net cash from discontinued operations provided by (used in):
Operating activities	$20,156	$41,143
Investing activities	114,032	(1,076)
Financing activities	(142,715)	(39,383)
Effect of foreign currency on cash	502	602
Net (decrease) increase in cash and cash equivalents	$(8,025)	$1,286

Supplemental disclosures from cash flows were as follows:

	Nine Months Ended September 30,
	2025	2024
Interest paid – Continuing Operations	$74,095	$179,695
Interest paid – Discontinued Operations	1,866	25,726
Interest paid – Total	$75,961	$205,421
Taxes paid – Continuing Operations	$2,888	$3,645
Taxes paid – Discontinued Operations	—	2,173
Taxes paid – Total	$2,888	$5,818

NOTE 4 — DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

Assets Held For Sale

Wealth Management

On October 31, 2024, the Company signed a definitive agreement to sell a portion of the Company’s (W-2) Wealth Management business to Stifel for estimated net consideration based on the number of advisors that join Stifel at closing, among other things. Upon closing the transaction on April 4, 2025, the sale was completed for net cash consideration of $26,037, representing 36 financial advisors whose managed accounts represent approximately $4.0 billion, or 19.3%, of total assets under management (“AUM”) as of December 31, 2024.

Atlantic Coast Recycling

On March 3, 2025, the Company and BR Financial, B. Riley Environmental Holdings, LLC, and other indirect subsidiaries of the Company which included the Atlantic Companies, entered into the MIPA, whereby the Interests owned by BR Financial and the minority holders were sold to a third party in accordance with the terms of the MIPA on March 3, 2025. The Interests were sold to the third party on March 3, 2025 for a purchase price of $102,478, subject to certain adjustments and a holdback amount pending receipt of a certain third party consent, resulting in cash proceeds of $68,638 to the Company after adjustments for amounts allocated to non-controlling interests, repayment of contingent consideration, transaction costs and other items directly attributable to the closing of the transaction. Of the $68,638 of cash proceeds received by the Company, approximately $22,610 was used to pay interest, fees, and principal on the Credit Facility entered into with Oaktree Capital Management, L.P. on February 26, 2025 as further discussed in Note 25 — Subsequent Events. A gain of $52,705 was recognized in the first quarter of 2025 from this sale.

The Company determined that the assets and liabilities associated with the Wealth Management and Atlantic Coast Recycling transactions met the criteria under ASC 360 Impairment and Disposal of Long-Lived Assets to be classified as held for sale as of December 31, 2024 and are properly presented in the Consolidated Balance Sheets. Operating results from the disposal groups comprising the Wealth Management business and Atlantic Coast Recycling contributed to Wealth Management and All Other segment categories, respectively, operating incomes for the year ended December 31, 2024.

Assets and liabilities held for sale consist of the following:

	As of December 31, 2024
	Wealth Management	Atlantic Coast Recycling	Total
Assets Held for Sale
Cash and cash equivalents	$—	$1,324	$1,324
Accounts receivable, net of allowance of $18	—	3,698	3,698
Prepaid expenses and other assets	3,704	2,427	6,131
Operating lease right-of-use assets	512	21,127	21,639
Property and equipment, net	71	22,799	22,870
Goodwill	13,861	3,280	17,141
Other intangible assets, net	2,678	9,242	11,920
Total assets held for sale	$20,826	$63,897	$84,723

Liabilities Held for Sale
Accounts payable	$—	$1,410	$1,410
Accrued expenses and other liabilities	—	13,290	13,290
Operating lease liabilities	525	24,371	24,896
Notes payable	—	1,909	1,909
Total liabilities held for sale	$525	$40,980	$41,505

Discontinued Operations

The Company presents a disposition of a component, being an operating or reportable segment, business unit, subsidiary or asset group, that represents a strategic shift that has or will have a major effect on the Company’s operations and financial results as discontinued operations when the components meet the criteria to be classified as held for sale. The following operations have been presented as discontinued operations.

Brands Transaction

On October 25, 2024, the Company completed a transaction whereby the Company contributed and transferred its controlling equity interest in the assets and intellectual properties related to the licenses of Catherine Malandrino, English Laundry, Joan Vass, Kensie Girl, Limited Too and Nanette Lepore (or “Six Brands”), which were previously consolidated in the Company’s financial statements, and the noncontrolling equity interests the Company owned in the assets and intellectual properties of Hurley, Justice, and Scotch & Soda (collectively with Six Brands the “Brands Interests”), which the Company had elected to account for the equity investments under the fair value option, into a securitization financing vehicle in exchange for $189,300 in net proceeds. As noted in Note 2(ae) — Transfer of Financial Assets, the Company accounted for this transfer of financial assets as a sale. During the year ended December 31, 2024, upon deconsolidation of the Six Brands, the Company recognized a loss on disposal of discontinued operations of $(40,782) and the Company recognized a write-down in the fair value of the equity investments in Hurley, Justice, and Scotch & Soda of $(87,810) that is reported in realized and unrealized (losses) gains on investments in discontinued operations below. In addition, the Company’s ownership interest in the Brand Interests will be reported as a non-controlling equity investment that is estimated to have a nominal value as a result of the liquidation preferences and notes that were issued as part of the secured financing.

Additionally, in connection with the Brands Interests contribution and transfer noted above, the Company entered into a membership interest purchase agreement dated October 25, 2024, whereby the Company’s subsidiary bebe sold its limited liability company equity interests in BB Brand Holdings and BKST Brand Management (the “bebe Brands”), which the Company had elected to account for the equity investments in the bebe Brands under the fair value option for $46,624 in net cash proceeds. During the year ended December 31, 2024, the Company recognized a write-down in fair value of equity investment in the bebe Brands of $(21,386) that is reported in realized and unrealized (losses) gains on investments in discontinued operations below. Upon closing of the bebe Brands sale, proceeds of $22,188 was used to pay off the then outstanding balance of the bebe Credit Agreement in full (see Note 13 — Term Loans and Revolving Credit Facility) and $224 of loan-related pay off expenses. Collectively, the bebe Brands sale and the contribution and transfer of Brands Interest comprise the Brands Transaction.

The Brands Interests and bebe Brands were historically reported within All Other category — generating operating revenues from the Company’s majority owned subsidiary that licenses the trademarks and intellectual properties from Six Brands. The bebe Brands equity investments also generated other income from dividends the Company received from the equity ownership of investments that range from 10% to 50% in companies that license the trademark and intellectual property of bebe and Brookstone brands (equity ownership of bebe stores, inc., our majority owned subsidiary).

The Company analyzed the quantitative and qualitative factors relevant to the divestiture of the brand assets, including the fair value adjustments and dividends received from the brand assets significance to the overall net income and earnings per share, and determined that those conditions for discontinued operations presentation had been met. As such, the financial position, results of operations and cash flows of that business are reported as discontinued operations in the accompanying consolidated financial statements. Prior period amounts have been adjusted to reflect discontinued operations presentation. The Company has no significant continuing involvement with operations and management of the Brands Interests and bebe Brands post-disposition.

Great American Group

On November 15, 2024, the Company entered into an equity purchase agreement, dated October 13, 2024 (the “Equity Purchase Agreement”), to sell 52.6% ownership stake in the Appraisal and Valuation Services, Real Estate, and Retail, Wholesale & Industrial Solutions businesses (collectively, the “Great American Group”) to Oaktree and/or its affiliates (collectively, “Oaktree”), a global asset manager. Subject to the terms and conditions set forth in, the Equity Purchase Agreement, the Company conducted an internal reorganization and contributed all of the interests in the “Great American Group”, to Great American Holdings, LLC, a newly formed holding company (“Great American NewCo”). At the Closing, (i) Oaktree received (a) all of the outstanding class A preferred limited liability units of Great American NewCo (which will have a 7.5% cash coupon and a 7.5% payment-in-kind coupon) (the “Class A Preferred Units”) and (b) common limited liability units of Great American NewCo (the “Common Units”) representing 52.6% of the issued and outstanding common limited liability units in Great American NewCo for a purchase price of approximately $203,000 (with an initial liquidation preference of approximately $203,000). The Company retains (a) 93.2% of the issued and outstanding class B preferred limited liability company units of Great American NewCo (which will have a 2.3% payment-in-kind coupon and an initial aggregate liquidation preference of approximately $183,000) (the “Class B Preferred Units”) and (b) 44.2% of the issued and outstanding Common Units. The remaining 6.8% of issued and outstanding Class B Preferred Units and 3.2% of issued and outstanding Common Units will be held by certain minority investors. The Company will account for its non-controlling equity interest in Great American NewCo using the equity method of accounting (refer to Note 2(z) Equity Method Investments) with its carrying value included in the “Prepaid and other assets” line item in the consolidated balance sheets (refer to Note 8 — Prepaid Expenses and Other Assets).

The Great American Group, which was historically reported within the Auction and Liquidation segment — providing auction and liquidation services to help clients dispose of assets that include multi-location retail inventory, wholesale inventory, trade fixtures, machinery and equipment, intellectual property, and real property — and within the former Financial Consulting segment — offering bankruptcy, financial advisory, forensic accounting, real estate consulting, and valuation and appraisal services — were divested. The Company recorded a net gain of $258,286 to the “Income from discontinued operations, net of taxes” line item in the Consolidated Statements of Operations. The net after-tax proceeds from this transaction were used to repay certain debt obligations and focus on the core operating subsidiaries.

The Company analyzed the quantitative and qualitative factors relevant to the sale of the Great American Group, including the significance of the operating income generated from the appraisal, real estate consulting and auction and liquidation operations to the overall net income (loss), net (loss) income per share, and net assets, and determined that those conditions for discontinued operations presentation had been met. As such, the financial position, results of operations and cash flows of that business are reported as discontinued operations in the accompanying consolidated financial statements. Prior period amounts have been adjusted to reflect discontinued operations presentation.

Continuing Involvement

In addition to retaining an equity interest accounted for under the equity method of accounting, at the closing of the transaction, the Company entered into a Transition Services Agreement, pursuant to which the Company will provide certain transition services to Great American NewCo relating for the Great American Group for a period of up to one year from the Closing. Additionally, the Company entered into a credit agreement, pursuant to which an affiliate of the Company, as lender, will provide to Great American NewCo, as borrower, a first lien secured revolving credit facility of up to $25,000 for general corporate purposes, subject to the terms and conditions set forth therein, which had an outstanding balance of $1,698 at closing, and entered into promissory notes which totaled $15,332 related to capital requirements for certain retail liquidation engagements that were ongoing as of closing.

On November 15, 2024, in connection with the GA Group Transaction as described above, the asset based credit facility with Wells Fargo Bank, National Association (the “Credit Agreement”) with a maximum borrowing limit of $200,000 and a maturity date of April 20, 2027, which provided for cash advances and the issuance of letters of credit on retail liquidation engagements under the credit facility, was terminated. There were no outstanding balances on this credit facility as of December 31, 2024 and 2023 or at the time of termination.

GlassRatner and Farber

On June 27, 2025, the Company signed an equity purchase agreement to sell all of the membership interests of GlassRatner and Farber. The aggregate cash consideration paid by the buyers for the interests of GlassRatner and shares of Farber was $117,800, which is based on a target closing working capital amount that is subject to adjustment within 180-days following the sale date. In connection with the sale, the Company entered into a transition services agreement with the buyer to provide certain services.

GlassRatner and Farber was historically reported in the Financial Consulting segment, which provided a variety of specialized advisory services spanning bankruptcy, restructuring, turnaround management, forensic accounting, crisis and litigation support, and operations management. Following this the sale of GlassRatner and Farber, the Financial Consulting segment no longer exists.

The Company analyzed the quantitative and qualitative factors relevant to the sale of the GlassRatner and Farber, including the significance of the operating income generated from the specialized advisory services operations to the overall net income (loss), net (loss) income per share, and net assets, and determined that those conditions for discontinued operations presentation had been met. As such, the financial position, results of operations and cash flows of that business are reported as discontinued operations in the accompanying consolidated financial statements. Prior period amounts have been adjusted to reflect discontinued operations presentation.

The major classes of assets and liabilities included in discontinued operations were as follows:

GlassRatner & Farber
December 31, 2024
ASSETS
Assets:
Cash and cash equivalents	$8,025
Accounts receivable, net	19,704
Prepaid expenses and other assets	9,222
Operating lease right-of-use assets	2,258
Property and equipment, net	275
Goodwill	30,450
Other intangible assets, net	439
Total assets	$70,373

LIABILITIES
Liabilities:
Accounts payable	$1,326
Accrued expenses and other liabilities	14,359
Deferred revenue	5
Contingent consideration	3,092
Operating lease liabilities	2,539
Total liabilities	$21,321
	December 31, 2023
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
ASSETS
Assets:
Cash and cash equivalents	$845	$8,429	6,019	$15,293
Securities and other investments owned, at fair value	283,057	—	—	283,057
Accounts receivable, net	3,232	11,228	19,080	33,540
Prepaid expenses and other assets	—	1,655	6,446	8,101
Operating lease right-of-use assets	—	438	2,998	3,436
Property and equipment, net	—	—	431	431
Goodwill	—	5,688	29,599	35,287
Other intangible assets, net	123,769	—	224	123,993
Total assets	$410,903	$27,438	$64,797	$503,138

LIABILITIES
Liabilities:
Accounts payable	$—	$558	583	$1,141
Accrued expenses and other liabilities	1,193	25,350	16,843	43,386
Due to related parties and partners	—	251	—	251
Deferred revenue	724	205	61	990
Operating lease liabilities	—	475	3,364	3,839
Total liabilities	$1,917	$26,839	$20,851	$49,607

Revenues and income (loss) from discontinued operations were as follows (in thousands):

	Year Ended December 31, 2024
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$14,755	$80,612	$92,176	$187,543
Sale of goods	—	21,574	—	21,574
Total revenues	14,755	102,186	92,176	209,117
Operating expenses:
Direct cost of services	—	24,363	—	24,363
Cost of goods sold	—	17,992	—	17,992
Selling, general and administrative expenses	3,071	52,425	70,367	125,863
Total operating expenses	3,071	94,780	70,367	168,218
Operating (loss) income	11,684	7,406	21,809	40,899
Other income (expense):
Interest income	—	6	21	27
Dividend income	32,568	—	—	32,568
Realized and unrealized (losses) gains on investments	(109,196)	—	—	(109,196)
Losses on extinguishment of loans and other	(434)	—	(163)	(597)
(Loss) gain on disposal of discontinued operations	(40,782)	258,286	—	217,504
Interest expense	(2,274)	(30,089)	—	(32,363)
(Loss) income from discontinued operations before income taxes	(108,434)	235,609	21,667	148,842
Provision for income taxes	(1,212)	(48)	(112)	(1,372)
(Loss) income from discontinued operations, net of income taxes	$(109,646)	$235,561	$21,555	$147,470
	Year Ended December 31, 2023
	Brands Transaction	Great American Group	GlassRatner & Farber	Total
Revenues:
Services and fees	$18,136	$85,484	$77,284	$180,904
Sale of goods	—	74,203	—	74,203
Total revenues	18,136	159,687	77,284	255,107
Operating expenses:
Direct cost of services	—	24,729	—	24,729
Cost of goods sold	—	40,515	—	40,515
Selling, general and administrative expenses	3,379	55,189	60,254	118,822
Total operating expenses	3,379	120,433	60,254	184,066
Operating (loss) income	14,757	39,254	17,030	71,041
Other income (expense):
Interest income	—	—	16	16
Dividend income	35,029	—	—	35,029
Realized and unrealized (losses) gains on investments	(536)	—	—	(536)
Losses on extinguishment of loans and other	—	(750)	—	(750)
Loss from equity method investments	—	(29)	—	(29)
Interest expense	(680)	(30,093)	—	(30,773)
(Loss) income from discontinued operations before income taxes	48,570	8,382	17,046	73,998
Provision for income taxes	—	(2,422)	—	(2,422)
(Loss) income from discontinued operations, net of income taxes	$48,570	$5,960	$17,046	$71,576

Interest expense for discontinued operations is based upon the amount of debt that was required to be repaid as a result of the Brands Transaction and Great American Group transaction described above and amount to $32,363 and $30,773 for the year ended December 31, 2024 and 2023, respectively.

Cash flows from discontinued operations were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Net cash from discontinued operations provided by (used in):
Operating activities	$42,907	$58,685
Investing activities	400,038	(6,051)
Financing activities	(447,562)	(91,039)
Effect of foreign currency on cash	(2,636)	2,581
Net decrease in cash, cash equivalents and restricted cash	$(7,253)	$(35,824)

Supplemental disclosures from cash flows were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Supplemental disclosures from cash flows:
Interest paid – Continuing Operations	$210,349	$278,110
Interest paid – Discontinued Operations	29,949	37,199
Interest paid – Total	$240,298	$315,309
Taxes paid – Continuing Operations	4,751	20,119
Taxes paid – Discontinued Operations	2,173	2
Taxes paid – Total	$6,924	$20,121